RISK MANAGEMENT - Liquidity Risk - Percentages in each country (Details)	12 Months Ended
Dec. 31, 2019
Colombia | Checking account and Savings accounts
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	11.00%
Colombia | Time deposits less than eighteen months
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	4.50%
Guatemala | Deposits and Capital raising
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	11.60%
El Salvador | Demand deposits One
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	25.00%
El Salvador | Demand deposits Two
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	25.00%
El Salvador | Debt securities
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	50.00%
Honduras | Demand Deposits
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Honduras | Mandatory investment in local currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	5.00%
Honduras | Mandatory investment in foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Nicaragua | Daily, Liabilities in local and foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	12.00%
Nicaragua | Biweekly, Liabilities in local and foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	14.00%
Costa Rica | Deposits in local and foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	15.00%
Costa Rica | Capital raising in local and foreign currency
Disclosure Of Financial Risk Management Explanatory [Line Items]
Percentage of deposits to be maintained as reserves	15.00%